Other disclosures - Risk Management and Principal Risks - Balance sheet credit quality (audited) (Narrative) (Details) - GBP (£) £ in Billions	Dec. 31, 2020	Dec. 31, 2019
Financial assets at fair value [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 9.5	£ 17.7